Investments - Schedule of Contractual Maturities for Investments (Details) - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
Amortized Cost
Due in one year or less	$ 145.6	$ 233.0
Due after one year through five years	1,513.7	1,503.5
Due after five years through ten years	623.5	520.3
Due after ten years	556.3	333.8
Amortized Cost	2,839.1	2,590.6
Fair Value
Due in one year or less	145.8	234.2
Due after one year through five years	1,496.8	1,532.4
Due after five years through ten years	602.4	534.3
Due after ten years	547.7	339.5
Total fixed maturity securities	$ 2,792.7	$ 2,640.4